Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2023

Shares	COMMON STOCKS - 97.69%	Value
	Aerospace & Defense - 1.50%
40,000	VirTra, Inc. (a)	$190,400
		190,400
	Biotechnology - 2.85%
12,000	Actinium Pharmaceuticals, Inc. (a)	140,640
30,000	ImmuCell Corp. (a)	222,300
		362,940
	Capital Markets - 1.63%
11,000	Silvercrest Asset Management Group, Inc. - Class A	207,900
		207,900
	Chemicals - 3.26%
48,250	Flexible Solutions International, Inc. - ADR(a)(c)	153,917
20,000	Northern Technologies International Corp.	261,000
		414,917
	Commercial Services & Supplies - 1.93%
35,600	Quest Resource Holding Corp. (a)	245,640
		245,640
	Communications Equipment - 4.01%
75,000	BK Technologies Corp.	287,250
48,075	PC-Tel, Inc.	222,587
		509,837
	Construction & Engineering - 2.93%
14,635	Bowman Consulting Group Ltd. (a)	373,046
		373,046
	Distributors - 0.78%
30,090	Educational Development Corp.	99,297
		99,297
	Diversified Financial Services - 2.72%
9,000	A-Mark Precious Metals, Inc.	346,500
		346,500
	Electrical Equipment - 0.43%
25,000	Expion360, Inc. (a)	54,500
		54,500
	Electronic Equipment, Instruments & Components - 7.80%
20,000	Airgain, Inc. (a)	160,000
44,899	Data I/O Corp. (a)	189,025
16,000	Identiv, Inc. (a)	139,520
22,500	Luna Innovations, Inc. (a)	198,900
10,500	Napco Security Technologies, Inc. (a)	304,185
		991,630
	Energy Equipment & Services - 0.35%
9,000	Gulf Island Fabrication, Inc. (a)	44,100
		44,100
	Equity Real Estate Investment - 2.47%
40,000	Global Self Storage, Inc.	204,400
8,570	Modiv, Inc. - Class C	109,095
		313,495
	Food & Staples Retailing - 0.55%
15,000	HF Foods Group, Inc. (a)	69,900
		69,900
	Food Products - 0.29%
50,000	Better Choice Co, Inc. (a)	36,995
		36,995
	Health Care Equipment & Supplies - 4.65%
32,500	Biomerica, Inc. (a)	97,500
131,756	Dynatronics Corp. (a)	57,973
73,011	INVO BioScience, Inc. (a)	49,209
19,987	Sensus Healthcare, Inc. (a)	182,681
70,748	Strata Skin Sciences, Inc. (a)	62,407
1,250	UFP Technologies, Inc. (a)	142,163
		591,933
	Health Care Providers & Services - 1.60%
35,000	Quipt Home Medical Corp. - ADR (a)(c)	203,000
		203,000
	Health Care Technology - 1.39%
49,200	CareCloud, Inc. (a)	177,120
		177,120
	Hotels, Restaurants & Leisure - 4.08%
40,000	Bragg Gaming Group, Inc. - ADR(a)(c)	146,000
20,000	Century Casinos, Inc. (a)	176,400
66,621	Galaxy Gaming, Inc. (a)	196,199
		518,599
	Household Durables - 1.09%
31,084	Singing Machine Co., Inc. (a)	138,013
		138,013
	Interactive Media & Services - 1.63%
35,000	DHI Group, Inc. (a)	207,900
		207,900
	IT Services - 8.02%
15,000	BM Technologies, Inc. (a)	67,800
15,000	Cantaloupe, Inc. (a)	76,350
44,752	Data Storage Corp. (a)	77,869
40,001	DecisionPoint Systems, Inc. (a)	364,409
25,000	Information Services Group, Inc.	131,000
75,000	Research Solutions, Inc. (a)	166,500
70,000	Usio, Inc. (a)	136,500
		1,020,428
	Leisure Products - 0.86%
26,802	Vision Marine Technologies, Inc. - ADR (a)(c)	108,816
		108,816
	Machinery - 5.78%
17,500	Commercial Vehicle Group, Inc. (a)	146,650
15,000	Gencor Industries, Inc. (a)	159,600
19,820	P&F Industries, Inc. - Class A	110,199
10,315	Taylor Devices, Inc. (a)	167,928
60,000	TechPrecision Corp. (a)	150,600
		734,977
	Media - 4.87%
44,254	Direct Digital Holdings, Inc. - Class A (a)	254,461
7,500	Perion Network Ltd. - ADR (a)(c)	251,250
4,500	Saga Communications, Inc. - Class A	113,625
		619,336
	Metals & Mining - 1.22%
47,236	Ampco-Pittsburgh Corp. (a)	154,934
		154,934
	Mortgage Real Estate Investment Trusts - 2.30%
10,950	Chicago Atlantic Real Estate Finance, Inc.	169,178
32,500	Sachem Capital Corp.	123,500
		292,678
	Oil, Gas & Consumable Fuels - 0.69%
24,143	PHX Minerals, Inc.	87,156
		87,156
	Personal Products - 0.83%
12,000	Natural Alternatives International, Inc. (a)	105,120
		105,120
	Pharmaceuticals - 2.56%
18,000	Alimera Sciences, Inc. (a)	49,500
79,550	Medicine Man Technologies, Inc. (a)	112,166
20,000	ProPhase Labs, Inc.	163,600
		325,266
	Professional Services - 6.59%
10,000	BGSF, Inc.	144,800
34,000	DLH Holdings Corp. (a)	418,540
11,014	Hudson Global, Inc. (a)	274,799
		838,139
	Semiconductors & Semiconductor Equipment - 3.09%
22,500	AXT, Inc. (a)	132,525
20,000	inTEST Corp. (a)	260,000
		392,525
	Software - 5.03%
20,000	Asure Software, Inc. (a)	212,600
15,000	Intrusion, Inc. (a)	53,100
10,133	Issuer Direct Corp. (a)	280,785
30,500	NetSol Technologies, Inc. (a)	92,720
		639,205
	Technology Hardware, Storage & Peripherals - 2.70%
55,000	One Stop Systems, Inc. (a)	193,050
20,000	TransAct Technologies, Inc. (a)	150,800
		343,850
	Textile, Apparel & Luxury Goods - 1.89%
22,500	Crown Crafts, Inc.	132,075
7,500	Lakeland Industries, Inc. (a)	108,600
		240,675
	Trading Companies & Distributors - 1.31%
2,000	Transcat, Inc. (a)	167,040
		167,040
	Water Utilities - 2.01%
18,000	Global Water Resources, Inc.	256,140
		256,140

	TOTAL COMMON STOCKS ($9,078,535)	$12,423,947

Contracts	WARRANTS - 0.03%
	Health Care Equipment & Supplies - 0.00%
250,000	Titan Medical, Inc.
	Expiration: 08/10/2023, Exercise Price $3.20 (a)(b)(e)(f)	0
	Metals & Mining - 0.04%
15,000	Ampco-Pittsburgh Corp.
	Expiration: 08/01/2025, Exercise Price $5.75 (a)(b)	$4,485

	TOTAL WARRANTS (Cost $85,000)	$4,485

Shares	SHORT-TERM INVESTMENTS - 2.72%
	Money Market Funds - 2.72%
345,993	U.S. Bank Money Market Deposit Account, 3.90% (d)	$345,993

	TOTAL SHORT TERM INVESTMENTS (Cost $345,993)	$345,993

	Total Investments (Cost$9,509,528) - 100.45%	$12,774,425
	Liabilities in Excess of Other Assets - (0.45)%	(57,843)
	TOTAL NET ASSETS - 100.00%	$12,716,582

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	These securities are deemed to be illiquid. These securities represent $4,485 of value or 0.04% of net assets.
(c)	Foreign issued security.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.

(e)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The value of this security is $0 or 0.00% of the Fund’s net assets.

(f)	The prices for this security was derived from estimates of fair value using methods approved by the Fund's Board of Directors. This security represents $0 of value or 0.00% of net assets.